CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES	$ 1,677,614	$ 1,508,166	$ 1,265,684
COST OF REVENUES	1,211,306	1,179,048	1,032,366
GROSS PROFIT	466,308	329,118	233,318
OPERATING COSTS AND EXPENSES:
Research and development	83,911	85,386	78,320
Marketing, general and administrative	80,282	77,221	63,965
Restructuring gain from sale of machinery and equipment, net	(20,243)	0	0
Restructuring expense	10,684	0	0
TOTAL OPERATING COSTS AND EXPENSES	154,634	162,607	142,285
OPERATING PROFIT	311,674	166,511	91,033
FINANCING INCOME (EXPENSE), NET	(12,767)	(12,873)	2,870
OTHER INCOME (EXPENSE), NET	(6,934)	1,461	(5,215)
PROFIT BEFORE INCOME TAX	291,973	155,099	88,688
INCOME TAX EXPENSE, NET	(25,502)	(1,024)	(5,399)
NET PROFIT	266,471	154,075	83,289
Net income attributable to non-controlling interest	(1,902)	(4,063)	(987)
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$ 264,569	$ 150,012	$ 82,302
BASIC EARNINGS PER SHARE
Earnings per share	$ 2.42	$ 1.39	$ 0.77
Weighted average number of shares	109,349	108,279	107,254
DILUTED EARNINGS PER ORDINARY SHARE:
Earnings per share	$ 2.39	$ 1.37	$ 0.76
Net profit used for diluted earnings per share	$ 264,569	$ 150,012	$ 82,302
Weighted average number of ordinary shares outstanding used for diluted earnings per share	110,754	109,798	108,480